Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term debt, amount	$ 0	$ 5,888,000
In, or Linked to, U.S. dollars [Member]
Debt Instrument [Line Items]
Long-term debt, weighted-average interest rate		1.43%
Long-term debt, amount		$ 5,888,000